CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings (Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 482,170	$ 11,482	$ (370,859)	$ 122,793
Beginning Balance (shares) at Dec. 31, 2019	141,668,178
Public equity offerings, net of issuance costs	$ 25,206			$ 25,206
Public equity offerings, net of issuance costs (shares)	13,804,530			13,804,530
Exercise of options	$ 10,335	(3,425)		$ 6,910
Exercise of options (shares)	2,452,000
Share-based compensation		3,003		3,003
Expiry and forfeiture of options			875	875
Expiry and forfeiture of performance share units			523	523
Earnings for the year			1,159	1,159
Ending Balance at Dec. 31, 2020	$ 517,711	9,662	(368,302)	$ 159,071
Ending Balance (shares) at Dec. 31, 2020	157,924,708			157,924,708
Public equity offerings, net of issuance costs	$ 58,389			$ 58,389
Public equity offerings, net of issuance costs (shares)	10,060,398
Exercise of options	$ 8,745	(4,026)		4,719
Exercise of options (shares)	2,172,861
Share-based compensation		3,636		3,636
Expiry and forfeiture of options		(17)	17
Settlement of performance share units	$ 561	(2,924)		(2,363)
Settlement of performance share units (shares)	379,340
Earnings for the year			13,955	13,955
Ending Balance at Dec. 31, 2021	$ 585,406	$ 6,331	$ (354,330)	$ 237,407
Ending Balance (shares) at Dec. 31, 2021	170,537,307			170,537,307